Related Party Transactions - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Allowance for doubtful accounts on outstanding loan balances		¥ (56)	$ (9)	¥ 2,651	¥ 3,400
Repayments of loan principal		2,220	348	12,555	3,603
Loans provided		250	39	33,558	12,985
Investment and loans receivable disposal transactions				3,152
Carrying amount of investment				3,152
Yi Xin
Related Party Transaction [Line Items]
Total loans				8,600
Allowance for doubtful accounts on outstanding loan balances				399
Repayments of loan principal				1,000	2,000
Proceeds from disposal of equity interest	¥ 7,201
Loans provided				8,600	3,400
Investment and loans receivable disposal transactions				3,000
Carrying amount of investment				¥ 3,000
Yi Xin | If the loan is repaid within one year
Related Party Transaction [Line Items]
Annual interest rate				4.5
Maturity term				1 year
Yi Xin | If the loan is repaid after one year from draw down
Related Party Transaction [Line Items]
Annual interest rate				4.75
Maturity term				1 year
Zi Jun
Related Party Transaction [Line Items]
Total loans				¥ 18,618
Loans provided				¥ 18,618	3,736
Zi Jun | If the loan is repaid within one year | Minimum
Related Party Transaction [Line Items]
Annual interest rate				4.5
Zi Jun | If the loan is repaid after one year from draw down | Maximum
Related Party Transaction [Line Items]
Annual interest rate				4.75
Explorer
Related Party Transaction [Line Items]
Total loans				¥ 3,960
Annual interest rate				5
Maturity term				2 years
Repayments of loan principal				¥ 3,960
Loans provided				3,960
Pan Hai.
Related Party Transaction [Line Items]
Total loans				¥ 1,500
Annual interest rate				4.5
Loans provided				¥ 1,500
GZ Raspberry
Related Party Transaction [Line Items]
Total loans		250				$ 39
Repayments of loan principal		¥ 250	$ 39
Compounded monthly interest rate		0.417%	0.417%
Loans provided		¥ 250	$ 39
Alnilam
Related Party Transaction [Line Items]
Repayments of loan principal				7,185	1,603
Loans provided					¥ 5,649
Pan Hai
Related Party Transaction [Line Items]
Repayments of loan principal		1,500	235
Jun Mi
Related Party Transaction [Line Items]
Repayments of loan principal		¥ 470	$ 74	410
Loans provided				880
Investment and loans receivable disposal transactions				152
Carrying amount of investment				¥ 152